Securities purchased under agreements to resell (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Securities Purchased Under Agreements To Resell [Line Items]
Repledged	$ 145,866	$ 189,308
Not repledged	33,258	20,734
Total	$ 179,124	$ 210,042